THOMPSON ATLANTA  CINCINNATI  CLEVELAND  COLUMBUS  DAYTON  NEW YORK   WASHINGTON, D.C.

       HINE

VIA ELECTRONIC TRANSMISSION

January 14, 2016

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Neiman Funds, Files Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

     On behalf of Neiman Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 32 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add a new series, the Neiman Opportunities Fund, a series of the Trust.

If you have any questions, please contact Tanya L. Goins at (202) 973-2722.

Very truly yours, /s/ Tanya L. Goins